ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

January 27, 2014

VIA EDGAR

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Jeffrey P. Riedler/Daniel Greenspan/Austin Stephenson/John Krug – Legal Sasha Parikh/Andrew Mew – Accounting

Re:	SEC Comment Letter dated January 16, 2014

  Akebia Therapeutics, Inc.

  Draft Registration Statement on Form S-1 submitted December 20, 2013

  CIK No. 0001517022

Ladies and Gentlemen:

On behalf of Akebia Therapeutics, Inc. (the “Company”), and pursuant to the applicable provisions of the Securities Act of 1933, as amended (the “Securities Act”), and the rules and regulations promulgated thereunder, please find attached for confidential submission to the Securities and Exchange Commission (the “Commission”) a complete copy of the above-referenced Registration Statement on Form S-1 (the “Registration Statement”). This reflects certain revisions to the Registration Statement, as confidentially submitted to the Commission on December 20, 2013, in response to the comment letter to John P. Butler of the Company, dated January 16, 2014 from the staff of the Commission (the “Staff”), as well as certain other updated information. We have also enclosed for your review the supplemental information referred to in the Company’s responses to the Staff’s comment letter.

For your convenience, the Company is supplementally providing to the Staff four (4) typeset copies of the Registration Statement which have been marked to indicate the changes from the Registration Statement, as originally confidentially submitted with the Commission on December 20, 2013.

For reference purposes, the Staff’s comments as reflected in the Staff’s letter dated January 16, 2014 are reproduced in italics in numerical sequence in this letter, and the corresponding responses of the Company are shown below each comment. All references to page numbers in the Company’s response are to the page numbers in the Registration Statement.

Securities and Exchange Commission	- 2 -	January 27, 2014

General

1. Please file all exhibits as soon as practicable. We may have further comments upon examination of these exhibits.

Response to Comment 1:

The Company acknowledges the Staff’s comment and will provide all exhibits as soon as practicable.

2. Please provide us proofs of all graphic, visual or photographic information you will provide in the printed prospectus prior to its use, for example in a preliminary prospectus. Please note that we may have comments regarding this material.

Response to Comment 2:

The Company advises the Staff that, to the extent that it determines to include any graphic, visual or photographic information in the printed prospectus, it will promptly provide the Staff with such graphic, visual or photographic information. The Company acknowledges that the Staff may have comments on any such materials.

3. Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

Response to Comment 3:

In response to the Staff’s comment, the Company is supplementally providing to the Staff the written materials that were presented to potential investors in reliance on Section 5(d) of the Securities Act under separate cover. The Company advises the Staff that, based upon information received by the Company from the underwriters identified in the Registration Statement, no research reports about the Company have been published or distributed in reliance on Section 2(a)(3) of the Securities Act by any broker or dealer that is a participant in the offering.

Risk Factors

Risks Related to Our Business and Industry

“If we fail to attract and keep senior management and key scientific personnel…,” page 33

4. Please revise this risk factor to identify Mr. Daly as the executive officer currently also serving as an executive officer for Aerpio Therapeutics. Please additionally revise to compare the amount of time Mr. Daly is expected to devote to the affairs of Akebia to the amount of time

Securities and Exchange Commission	- 3 -	January 27, 2014

he is expected to devote to Aerpio. Finally, please add a separate risk factor in this section describing any risks stemming from conflicts of interest that may arise from the association of Mr. Daly, certain of your directors, and any other of your employees with Aerpio.

Response to Comment 4:

In response to the Staff’s comment, the Company has revised the disclosure on page 34 of the Registration Statement to specifically identify Mr. Daly as the executive officer currently also serving as an executive officer for Aerpio Therapeutics and to indicate that he spends approximately 30% of his time providing services to Aerpio. In addition, the Company has revised the disclosure to indicate that Dr. Shalwitz spends approximately 5% of his time providing services to Aerpio.

In response to the Staff’s request to add a risk factor describing risks stemming from conflicts of interest that may arise from the association of Mr. Daly, certain of the Company’s directors and any of the Company’s other employees with Aerpio, the Company advises the Staff that it does not believe there is a risk of material conflicts of interest arising from these individuals’ joint association with the Company and Aerpio. Any consulting services provided to Aerpio by employees of the Company are provided under the administrative services agreements, which are described in further detail in response to Comment #19 below. Such administrative services agreements are administered on behalf of the Company by officers of the Company with no affiliation to Aerpio, namely our Chief Financial Officer, Mr. Amello, and our Chief Executive Officer, Mr. Butler. Further, Aerpio is focused on the treatment of diabetic eye disease and inflammatory bowel disease and is thus developing different compounds to treat different indications than those on which the Company is currently focused. Accordingly, as Aerpio and the Company are primarily focused on different opportunities within the biopharmaceutical space, the Company believes that there is no material risk that one of its directors or employees, including Mr. Daly, will find themselves in a conflicted position with respect to their positions with the Company and Aerpio. In addition, please note that the Company has not waived the corporate opportunity doctrine under Delaware corporate law or any other fiduciary duties as they apply to our directors, officers or employees.

Cautionary Note Regarding Forward-Looking Statements, page 45

5. Please note that it is not appropriate to state or imply that you do not have liability for the statements in your registration statement. Your statements in the last paragraph of this section that you have not independently verified market and industry data obtained from third-party sources could imply that you are not taking liability for the statistical and other industry and market data included in your registration statement. In order to eliminate any inference that you are not liable for all of the information in your registration statement, please delete these statements or include a statement specifically accepting liability for these statements.

Securities and Exchange Commission	- 4 -	January 27, 2014

Response to Comment 5:

In response to the Staff’s comment, the Company has revised the disclosure on page 45 of the Registration Statement to remove the statements that the Company has not independently verified market and industry data obtained from third-party sources.

Use of Proceeds, page 46

6. We note that you have not disclosed the amount of proceeds to be spent on any of the areas listed in the third paragraph of this section, such as research and development and clinical trial expenditures. However, if the company has specific purposes in mind for the use of proceeds, Item 504 of Regulation S-K requires disclosure of the approximate amount intended to be used for each such purpose. This is required even if, as you note in this section, management will have broad discretion in in allocating the proceeds and the ultimate use of proceeds will depend on several contingencies subject to change. Please confirm that you will provide the respective amounts to be used for each purpose listed in this section in a future pre-effective amendment.

Response to Comment 6:

In response to the Staff’s comment, the Company has revised the disclosure on page 46 of the Registration Statement to include placeholders for the amount of proceeds to be spent on each of the areas listed in the third paragraph of this section. The Company confirms that it will include the respective amounts to be used for each purpose listed in this section in a future pre-effective amendment.

Management’s Discussion and Analysis of Financial Condition and Results of Operations

Critical Accounting Policies and Significant Judgments and Estimates

Stock-Based Compensation

Stock Awards, page 58

7. With regards to your retrospective valuations, please disclose what additional information was considered in the retrospective valuations that was not previously considered in the contemporaneous valuations and indicate what the contemporaneously determined valuations were for each valuation period presented.

Response to Comment 7:

In response to the Staff’s comment, the Company has revised the disclosure on pages 60 and 61 of the Registration Statement.

8. Please note the following once your IPO price has been determined:

•	Please disclose the intrinsic value of outstanding vested and unvested options as of the most recent balance sheet date based on the estimated IPO price.

•	Please provide quantitative and qualitative disclosures explaining the difference between the estimated offering price and the fair value of each equity issuance.

Securities and Exchange Commission	- 5 -	January 27, 2014

•	Confirm that no additional equity issuances were made subsequent to the latest balance sheet or provide additional disclosure in that regard.

•	We may have additional comments on your accounting for stock compensation and related disclosure once you have disclosed an estimated offering price.

Response to Comment 8:

The Company advises the Staff that it will provide the information requested in a subsequent amendment to the Registration Statement once the IPO price has been determined, and acknowledges that the Staff may have additional comments once the estimated offering price has been disclosed.

Business

Our Product Candidates, page 73

9. We note your inclusion in the pipeline chart on this page of Anemia of CKD (dialysis) and Idiopathic Age-related Anemia (IAA) as Phase 2 and Phase 1 indications, respectively. We also note your disclosure throughout your prospectus that you intend to initiate Phase 2 studies for the product candidate in these two indications. Please revise the pipeline chart and related disclosure to indicate, if true, that there have been no separate Phase 1 trials dedicated to CKD dialysis patients and patients with IAA. To the extent that you plan to use data from completed Phase 1 trials of AKB-6548 to advance the product candidate for these separate indications into Phase 2 trials, please ensure that the table and related disclosure accurately reflects this information.

Response to Comment 9:

In response to the Staff’s comment, the Company has revised the disclosure on page 73 of the Registration Statement.

AKB-6548 Clinical Development Overview, page 82

10. Please expand disclosure to indicate whether an investigational new drug (IND) application has been filed for AKB-6548 for each of the following indications:

•	Anemia of CKD (Non-Dialysis)

•	Anemia of CKD (Dialysis)

•	Idiopathic Age-related Anemia

If an IND application for each of the related indications has been filed, please disclose the date the application was filed and the identity of the filer. If an IND application for a listed indication has not been filed, please explain why, and clarify how you will be able to conduct clinical trials without an active IND on file with the FDA.

Securities and Exchange Commission	- 6 -	January 27, 2014

Response to Comment 10:

In response to the Staff’s comment, the Company has revised the disclosure on pages 82 and 89 of the Registration Statement.

11. In the chart of your clinical trials on page 83, we note your disclosure of key findings for each trial. For each trial in which you report adverse events that were related to the study drug, please disclose the type of event and the frequency with which it occurred.

Response to Comment 11:

In response to the Staff’s comment, the Company has inserted the following disclosure on page 82 of the Registration Statement.

CI-0005: Positive Phase 2a Proof of Concept Trial, page 84

12. Please describe the primary clinical endpoints relating to this trial and the extent to which the endpoints were met.

Response to Comment 12:

In response to the Staff’s comment, the Company has revised the disclosure on page 84 of the Registration Statement.

13. Please expand disclosure to indicate the basis for your conclusions that each serious adverse event reported in this trial was not related to treatment with AKB-6548.

Response to Comment 13:

In response to the Staff’s comment, the Company advises the Staff that the principal investigator at the enrolling site for the subject experiencing the serious adverse event, not the Company, is responsible for determining whether such serious adverse event is related to AKB-6548 or not. The Company is not responsible for making this determination. The Company has revised the disclosure on page 87 of the Registration Statement to clarify these statements.

Ongoing and Planned Clinical Trials, page 87

14. We note that dosing in this trial will be adjusted in accordance with a protocol defined “Dose Adjustment Guidelines and Algorithm” and that the Phase 2b study will demonstrate the adaptive approach to dosing of AKB-6548. Please clarify these statements and explain how and at what point in your trials you plan determine optimal dosage, or range of dosage, for AKB-6548. For example, are the adjustment guidelines and algorithm subject to change based on pending Phase 2 results?

Response to Comment 14:

In response to the Staff’s comment, the Company has revised the disclosure on page 87 of the Registration Statement.

Securities and Exchange Commission	- 7 -	January 27, 2014

Projected Phase 3 Clinical Trials

15. We note your disclosure that endpoints, duration, and size of your Phase 3 trials will be based on those used in the Omontys (Peginesatide) approval studies. Please describe these endpoints and explain why the Omontys studies are an appropriate analogue for your Phase 3 trial design.

Response to Comment 15:

In response to the Staff’s comment, the Company has revised the disclosure on page 88 of the Registration Statement.

Third Party Filings, page 92

16. Please clarify what patents you refer to in the U.S. issued to FibroGen and why they might conflict with your intellectual property. Please also clarify how FibroGen could claim a method of using your product candidates in the U.S. for purposes of inhibiting HIF-PHs for treatment of anemia when your product candidates are protected by composition-of-matter patents. Please additionally include any revised disclosure in the risk factor on pages 24-25, as needed.

Response to Comment 16:

In response to the Staff’s comment, the Company has revised the disclosure on pages 24, 25, 92 and 93 of the Registration Statement.

Executive Compensation, page 109

17. Please update this section to include the required disclosure for the most recently completed fiscal year. Please specifically include the 2013 as well as 2012 data in the summary compensation table and include all other updated compensation tables, narrative disclosure, and any other information required by Item 402 of Regulation S-K.

Response to Comment 17:

The Company advises the Staff that it has updated this section to include the required disclosure for 2013 and that it has made any other updates as required pursuant to Item 402 of Regulation S-K.

18. Please expand disclosure in this section to provide the material details of the employment agreement with Mr. Butler. Please disclose the initial base salary, the duration, and the renewal terms. Additionally, please fully describe the terms of the agreement relating to the payment of incentive bonuses. Further, please ensure that in your next amendment, Mr. Butler is identified as a named executive officer in accordance with Item 402(a)(3)(i) of Regulation S-K and that you provide all other relevant disclosure for Mr. Butler required by Item 402.

Securities and Exchange Commission	- 8 -	January 27, 2014

Response to Comment 18:

The Company advises the Staff that it has updated the disclosure in this section to provide the material details of the employment agreement with Mr. Butler and that it has included Mr. Butler as a named executive officer in accordance with Item 402(a)(3)(i) of Regulation S-K. In addition, the Company has updated the disclosure to fully describe the terms of the agreement relating to the payment of incentive bonuses. The Company advises the Staff that Mr. Butler’s employment agreement does not have a specified duration or fixed renewal terms.

Certain Relationships and Related Party Transactions

Services Agreement, page 120

19. Please expand disclosure to describe all material terms of this agreement. Please also specifically disclose the services provided as consulting services and the specific facilities and equipment subject to the agreement in this section. Please additionally disclose the amounts paid in each of the last three fiscal years and the interim periods under the agreement. Finally, please file this agreement as an exhibit to your registration statement.

Response to Comment 19:

In response to the Staff’s comments, the Company has updated the disclosure on pages 122 and 123 of the Registration Statement. The Company has also filed these agreements as exhibits 10.3 and 10.4 to the Registration Statement.

Description of Capital Stock, page 125

20. Please disclose the voting rights applicable to holders of your common stock.

Response to Comment 20:

In response to the Staff’s comments, the Company has updated the disclosure on page 127 of the Registration Statement to describe the voting rights applicable to holders of its common stock.

Shares Eligible for Future Sale, page 130

21. Please file the form of lock-up agreement as an exhibit to your registration statement.

Response to Comment 21:

In response to the Staff’s comments, the Company advises the Staff that it will file a form of the lock-up agreement as an exhibit to the Underwriting Agreement which will be filed as an exhibit to a subsequent amendment to the Registration Statement.

Securities and Exchange Commission	- 9 -	January 27, 2014

Balance Sheets, page F-3

22. As required by ASC 505-10-50-4, please provide disclosure regarding the liquidation preference of the stock in the aggregate, either parenthetically or in short, or tell us why the disclosure is not required.

Response to Comment 22:

The Company advises the Staff that all of the Company’s preferred stock outstanding as of September 30, 2013 is recorded at its redemption value, which equals its liquidation preference as of September 30, 2013. The Company records any changes to the redemption value of all outstanding preferred stock immediately as they occur through adjustments to the carrying amounts of the preferred stock at the end of each reporting period. In response to the Staff’s comment, the Company has revised the equity section of the balance sheet to include parenthetically the liquidation preferences. The Company has also revised its disclosure in Note 8 to the financial statements included in the Registration Statement to clearly state that the Series A Redeemable Convertible Preferred Stock, Series B Redeemable Convertible Preferred Stock and Series C Redeemable Convertible Preferred Stock are carried at their respective redemption values, which is equal to their respective liquidation preferences as of the most recent audited balance sheet being filed.

Note 12. Stock Based Compensation

Restricted Stock, page F-34

23. Please provide us your accounting basis to support your accounting for the restricted stock issued to employees in exchange for promissory notes. Tell us and disclose where you recorded the promissory notes in the financial statements. Refer to ASC 505-10-45-2. In your response, please explain the difference in accounting for the promissory notes as non-recourse in their entirety as opposed to 50% recourse to employees.

Response to Comment 23:

As further discussed in Note 12 to the financial statements included in the Registration Statement, certain employees of the Company purchased restricted shares of common stock under the terms of a restricted stock award in exchange for promissory notes (the “Notes”). The Notes accrue interest at the rate of 6% per annum and are partially collateralized by the assets of the employee (the notes are 50% recourse and 50% non-recourse). The Company has accounted for the Notes as non-recourse in their entirety under ASC 718-10-25-3, resulting in the recognition of compensation cost as the restricted stock issued to employees in exchange for the Notes are treated as stock options for accounting purposes (see further discussion below). The Company has not recorded the Notes in the financial statements under ASC 505-10-45-2 as the Company did not consider the recourse rights to be substantive. In reaching this conclusion, the Company noted that the recourse provisions of the Note were not aligned with a corresponding percentage of the underlying shares. In addition, the Company believes that the substance of the loan is non-recourse in its entirety since the Company generally does not intend to pursue collection on the “recourse” portion of the Notes.

Securities and Exchange Commission	- 10 -	January 27, 2014

The accounting for a non-resource note issued in connection with the issuance of shares should be accounted for as a stock option, consistent with ASC 718-10-25-3 and ASC 718-10-25-4. Typically, non-recourse notes are used by employees to fund the exercise of stock options or to purchase stock, as the employee generally chooses to not pay the loan and merely return the stock in full satisfaction of the loan. As such, the purchase of stock in exchange for a non-recourse loan effectively is the same as granting a stock option because, if the value of the underlying shares falls below the loan amount, the employee will relinquish the stock in lieu of repaying the loan. In that event, the employee is in the same position as if he or she never exercised the original stock option or purchased the stock. In accounting for the Notes as non-recourse in their entirety under ASC 718, the Company does not record a note or shares outstanding on the balance sheet (except for a reclassification of the par amount of the shares from additional paid-in capital to common stock, and an indication in the disclosure of shares authorized, issued and outstanding that such shares are legally issued), but instead has measured compensation cost for the stock option based on its fair value on the grant date and has recognized that compensation cost over the four year requisite service period with an offsetting credit to additional paid-in capital. The restricted stock award has a four-year vesting period.

ASC 718-10-25-3 states that “the accounting for all share-based payment transactions shall reflect the rights conveyed to the holder of the instruments and the obligations imposed on the issuer of the instruments, regardless of how those transactions are structured.” To characterize a loan as recourse, the Company must also be able, and clearly intend, to foreclose on the employee’s other assets in the event of default by the employee. This is especially true when the market price of the stock has declined below the face amount of the loan. However, Company does not intend to pursue collection on the “recourse” portion of the Note. The Company has demonstrated this intent on various occasions, including the forgiveness of a portion of the outstanding loans in 2013 given the decline in the relative fair value of the Company’s common stock. In addition, the Company plans to forgive additional loans in 2014 and beyond. The Company’s intent of not collecting on the recourse portion renders the recourse provisions nonsubtantive. Accordingly, the recourse portion of the Notes are more appropriately characterized as nonrecourse (i.e., the Company’s only recourse, based on their intent, is against the underlying shares). As a result, the arrangement has been accounted for in accordance with its substance (i.e., as a stock option) from an accounting perspective, consistent with ASC 718-10-25-3.

ASC 718 includes the concepts specifically described in Issue 34 of EITF 00-23, which discussed recourse and non-recourse loans. EITF 00-23 also discussed loans that were part recourse and part non-recourse (these types of loans are generally used to obtain favorable tax consequences to the employee). Under Issue 34, loans that are part recourse and part non-recourse should be accounted for as non-recourse in their entirety if the note is not aligned with a corresponding percentage of the underlying shares (i.e., the note is not related to a pro-rata portion of the shares). To characterize a loan as recourse, Issue 34 of EITF 00-23 also confirmed that the Company must also be able, and clearly intend, to foreclose on the employee’s other assets in the event of default by the employee.

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The EITF confirmed in Issue 34 that the legal form of a recourse note should be respected unless any one of the following conditions is met:

•	The employer has legal recourse to the employee’s other assets but does not intend to seek repayment beyond the shares issued.

•	The employer has a history of not demanding repayment of the loan amounts in excess of the fair value of the shares.

•	The employee does not have sufficient assets or other means (e.g., future cash flows) beyond the value of the shares to justify the recourse nature of the loan.

•	The employer has accepted a recourse note on exercise and subsequently converted the recourse note to a non-recourse note.

As noted above, the Company does not intend to pursue collection on the “recourse” portion of the Notes. Accordingly, the Notes have been accounted for as non-recourse in their entirely, which is in accordance with its substance of the transaction (i.e., as a stock option) from an accounting perspective, consistent with ASC 718-10-25-3 and consistent with the guidance outlined in Issue 34 of EITF 00-23.

We have revised our disclosure in Note 12 to the financial statements.

24. We note your disclosure that the promissory notes along with the issuance of the restricted stock are in substance similar to the grant of an option with the exercise price being the principal due on the note. In that regard, please explain and disclose in more detail how the structure of the transaction works and how it is similar to an option since the restricted stock had been issued.

Response to Comment 24:

The Company directs the Staff to the response to Comment 23 for a full discussion of this matter.

Note 15. Net Loss per Share, page F-37

25. Please provide reconciliations of the numerators and denominators with respect to your calculations of pro forma earnings per share data.

Securities and Exchange Commission	- 12 -	January 27, 2014

Response to Comment 25:

The Company advises the Staff that the reconciliations of the numerators and denominators of basic and diluted pro forma net loss per share applicable to common stockholders are as follows:

	Year Ended December 31, 2012	Nine Months Ended September 30, 2013
Numerator:
Net loss applicable to common stockholders	($11,518,604)	($60,080,603)
Accretion on preferred stock	$3,322,647	$52,861,367

Pro forma net loss applicable to common stockholders	($8,195,957)	($7,219,236)
Denominator:
Weighted-average number of common shares used in net loss per share applicable to common stockholders - basic and diluted	236,633	291,206
Pro forma adjustment to reflect assumed conversion of preferred stock to occur upon consummation of the initial public offering	3,386,205	5,071,244

Pro forma weighted-average number of common shares used in pro forma net loss per share applicable to common stockholders - basic and diluted	3,622,838	5,362,450
Pro forma net loss per share applicable to common stockholders - basic and diluted	($2.26)	($1.35)

The Company has revised its disclosure to include the reconciliations of the numerators and denominators for the pro forma net loss per share data in Note 15 to the financial statements included in the Registration Statement.

Signatures

26. Please note that when filed the registration statement should also be signed by the company’s controller or principal accounting officer. Any person who occupies more than one of the specified positions required to sign the registration statement should indicate each capacity in which the registration statement is signed. See Instructions to Signatures to Form S-1.

Response to Comment 26:

The Company advises the Staff that when filed, the Registration Statement will be signed by the Company’s principal financial officer and principal accounting officer.

We hope that the foregoing has been responsive to the Staff’s comments. If you should have any questions about this letter or require any further information, please call the undersigned at (617) 951-7809.

Very truly yours,

/s/ Christopher Comeau

Christopher Comeau

Securities and Exchange Commission	- 13 -	January 27, 2014

cc:	John P. Butler

Nicole R. Hadas

Peter N. Handrinos